ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	December 31,
	2019	2018
	U.S. dollars in thousands
Accrued expenses	4,263	5,599
Employees and related liabilities	1,228	1,380
Government institutions	107	78
	5,598	7,057